New Consolidated Note - related party (Details Narrative)	3 Months Ended
Sep. 30, 2024 USD ($)
Accrued interest	$ 240,274
Debt [Member]
Total indebtedness	1,770,713
Total consolidated amount	$ 2,050,223
Interest rate	12.00%
Note extends the maturity date	Dec. 31, 2025
Accrued interest	$ 120,066